BUDGET INTERNAL CONTROL PROCEDURES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BUDGET INTERNAL CONTROL PROCEDURES
NOTE 7 - BUDGET & INTERNAL CONTROL PROCEDURES

1) Internal control procedures for inventory and cash control are being developed and implemented on an ongoing basis to ensure higher levels of performances.

2) Annual financial budget is reviewed by the Board of Directors.

3) Quarterly variance reports are reviewed by the Board of Directors.

•	Internal control procedures for inventory and cash control are being developed and implemented on an ongoing basis to ensure higher levels of performances.

•	Annual financial budget is reviewed by the Board of Directors.

•	Quarterly variance reports are reviewed by the Board of Directors.